Long - Term Loans From Others (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of other long-term liabilities
Long- term liability	$ 505	[1]	$ 2,341	[1]
Current maturities of long-term liability	333	[1]	228	[1]
Loans from Others [Member]
Schedule of other long-term liabilities
Long- term liability	505		2,341
Current maturities of long-term liability	333		228
Long-term debt, total	$ 838		$ 2,569

[1]	Note 7